Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,411,000
Previously Paid Amount	0.00
Total Fee Amount	747.26
Total Offset Amount	0.00
Net Fee	747.26
Narrative - Max Aggregate Offering Price	$ 5,411,000
Final Prospectus	true